Business Combinations - Schedule of Purchase Consideration Cash Outflow (Detail) - BRL (R$) R$ in Thousands	Sep. 04, 2018	Apr. 22, 2016
MNLT [member]
Disclosure of detailed information about business combination [line items]
Net cash acquired		R$ 7,377
Net cash flow on acquisition		R$ 7,377
Equals S.A. [member]
Disclosure of detailed information about business combination [line items]
Consideration paid in cash	R$ (3,000)
Net cash acquired	60
Net cash flow on acquisition	R$ (2,940)